ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION
ORGANIZATION

1.                          ORGANIZATION

ChinaCache International Holdings Ltd. (the ‘‘Company’’) was incorporated under the laws of the Cayman Islands on June 29, 2005. Upon incorporation, the Company was 99% owned by Consolidated Capital Holdings Ltd (‘‘CCH’’) which was under the control of Mr. Wang Song and his spouse Kou Xiaohong, (collectively known as the ‘‘Founders’’). Subsequently on April 12, 2007, CCH transferred 15% of its interest in the Company to Harvest Century International Limited (‘‘HCI’’), a company which is 100% owned by Ms. Kou Xiaohong. On September 23, 2005, April 20, 2007 and December 29, 2009, the Company issued redeemable convertible preferred shares to third party investors (Note 17).

The Company completed its Initial Public Offering (“IPO”) on October 1, 2010, whereby 94,771,952 new ordinary shares or 5,923,247 American Depositary Shares (“ADS”) were issued for consideration of $0.86875 per ordinary share or $13.90 per ADS. Concurrent with the Company’s IPO, all of the Company’s classes of issued and outstanding Series A, B and C redeemable convertible preferred shares were automatically converted into 205,565,425 ordinary shares of the Company.

The Company through its subsidiaries and variable interest entities noted below are principally engaged in the provision of Internet Content and Application Delivery total solutions in the People’s Republic of China (the “PRC”).

As of December 31, 2011, subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Internet Content and Application Delivery total solutions

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Internet Content and Application Delivery total solutions

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Research & Development center

Variable Interest Entities (the “VIEs”)

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”)	June 7, 1998	The PRC	—	Provision of Internet Content and Application Delivery total solutions

Beijing Jingtian Technology Limited (“Beijing Jingtian”)	September 1, 2005	The PRC	—	Provision of Internet Content and Application Delivery total solutions

The above organization structure reflects the following transactions which were undertaken by the Company to restructure the Company:

(a)         ChinaCache Beijing was established by the Company on August 25, 2005, as a wholly-owned foreign enterprise.

(b)         Beijing Blue IT was under the control of the Founders, since its establishment on June 7, 1998. On September 23, 2005, the Company, ChinaCache Beijing and the Founders (‘‘Nominee Shareholders’’) entered into a series of contractual arrangements with Beijing Blue IT (the “Reorganization’’), including the Exclusive Option Agreement, the Exclusive Business Cooperative Agreement, Technology Support and Services Agreement, Exclusive Technical Consultation and Training Agreement, Equipment Leasing Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement (collectively, the ‘‘VIE Agreements’’), which collectively obligated the Company as the primary beneficiary of Beijing Blue IT, a variable interest entity to the Company. Since the Company, ChinaCache Beijing and Beijing Blue IT were under common control by the Founders immediately before and after the Reorganization, the transaction was accounted for as a legal reorganization of entities under common control, using historical cost. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

(c)          ChinaCache US was established by the Company in the United States as a 100% owned subsidiary of the Company on August 16, 2007.

(d)         JNet Holdings was incorporated under the laws of the British Virgin Islands as a limited liability company on September 27, 2007. JNet Holdings Ltd. operates through Shanghai JNet Telecom Co., Ltd. (“Shanghai JNet”), its consolidated variable interest entity which is principally engaged in the provision of telecom value added services in the PRC. JNet Holdings and Shanghai JNet are collectively referred as JNet Group.

On January 11, 2008, the Company completed its share purchase and sale agreement with Sundream Holdings Ltd. and Smart Asia Holdings Ltd. (collectively referred as “JNet Group Shareholders”) to acquire 100% equity interest of JNet Holdings. As an integral part of this transaction, ChinaCache Beijing and two of its employees (“Nominee Shareholders”) entered into a series of contractual arrangements with Shanghai JNet, including the Exclusive Option Agreement, the Exclusive Business Cooperative Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement (collectively, the “VIE Agreements”), which collectively obligated ChinaCache Beijing as the primary beneficiary of Shanghai JNet, a variable interest entity to the Company. On December 26, 2011, the Company disposed Shanghai JNet to the original shareholder (Mr. Mei Yongkai) and terminated the above-mentioned VIE Agreements, leading to the deconsolidation of Shanghai JNet (Note 4(b)).

(e)          ChinaCache HK was established by the Company in Hong Kong as a wholly-owned subsidiary on April 7, 2008.

(f)           Beijing Jingtian was established by a third party on September 1, 2005. On July 31, 2008, ChinaCache Beijing through two of its employees completed the acquisition of a 100% interest in Beijing Jingtian, and entered into a series of contractual arrangements with the nominee employees (“Nominee Shareholders”) and Beijing Jingtian, including the Exclusive Option Agreement, the Exclusive Business Cooperative Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement (collectively, the “VIE Agreements”), which collectively obligated ChinaCache Beijing as the primary beneficiary of Beijing Jingtian, a variable interest entity to the Company.

(g)          Xin Run was established by the Company on July 18, 2011, as a wholly-owned foreign enterprise.

The following is a summary of the various VIE agreements:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst the Company and the Nominee Shareholders of Beijing Blue IT, the Nominee Shareholders irrevocably granted the Company or its designated party, an exclusive option to purchase all or part of the equity interests held by the Nominee Shareholders in Beijing Blue IT, when and to the extent permitted under PRC law, at an amount equal to either a) the outstanding loan amount pursuant to the loan agreement owed by the Nominee Shareholders or b) the lowest permissible purchase price as set by PRC law. Such consideration, if in excess of the outstanding loan amount, when received by the Nominee Shareholders upon the exercise of the exclusive option is required to be remitted in full to ChinaCache Beijing.  Beijing Blue IT cannot declare any profit distributions or grant loans in any form without the prior written consent of the Company. The Nominee Shareholders must remit in full any funds received from Beijing Blue IT to ChinaCache Beijing, in the event any distributions are made by the VIEs pursuant to any written consents of the Company.

Similar exclusive option agreements were signed by ChinaCache Beijing with the VIEs, Shanghai JNet (Note 4(b)) and Beijing Jingtian, respectively.

Exclusive business cooperation agreement

Pursuant to the exclusive business cooperation agreement between ChinaCache Beijing and the VIEs, ChinaCache Beijing is to provide exclusive business support, technical and consulting services including technical services, business consultations, intellectual property licenses, equipment or property leasing, marketing consultancy, system integration, product research and development and system maintenance in return for fees based on of a percentage of the VIEs’ profit before tax, which is adjustable at the sole discretion of ChinaCache Beijing.

ChinaCache Beijing also agreed to provide unlimited financial support to Shanghai JNet (Note 4(b)) and Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event Shanghai JNet and Beijing Jingtian are unable to repay such funding.

Exclusive technology support and services agreement/Exclusive technical consultation and training agreement/Equipment Leasing agreement

Pursuant to the technology support and services agreement between ChinaCache Beijing and Beijing Blue IT, ChinaCache Beijing is to provide research and development, technical support, consulting and training services in return for fees, which is adjustable at the sole discretion of ChinaCache Beijing.

Loan agreement

The Company provided a loan facility of RMB10,000,000 to the Nominee Shareholders of Beijing Blue IT for the purpose of providing capital to Beijing Blue IT to develop its business. In addition, the Company also agreed to provide unlimited financial support to Beijing Blue IT for its operations and agree to forego the right to seek repayment in the event Beijing Blue IT is unable to repay such funding.

ChinaCache Beijing provided a loan facility of RMB1,000,000 to the Nominee Shareholders of Shanghai JNet for the purpose of providing capital to Shanghai JNet (Note 4(b)) to develop its business. In addition, ChinaCache Beijing also provided a loan of RMB100,000 to the Nominee Shareholders of Beijing Jingtian for their investment in the registered share capital.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs to ChinaCache Beijing, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Share pledge agreement

Pursuant to the share pledge agreement between ChinaCache Beijing and the Nominee Shareholders, the Nominee Shareholders have pledged all their equity interests in the VIEs to guarantee the performance of the VIEs’ obligations under the exclusive business cooperation agreements.

If the VIEs breach their respective contractual obligations under the business cooperation agreements, ChinaCache Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the VIEs without the prior written consent of ChinaCache Beijing.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to ChinaCache Beijing. In addition, through the other aforementioned VIE agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of the VIEs either directly or through ChinaCache Beijing. Thus, the Company is also considered the primary beneficiary of the VIEs either directly or through ChinaCache Beijing. As a result of the above, the Company consolidates the VIEs under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Subsequently, in May 2010, the following supplementary agreements were entered into:

The Company, through ChinaCache Beijing, agreed to provide unlimited financial support to Shanghai JNet and Beijing Jingtian for their operations and agree to forego the right to seek repayment in the event these two VIEs are unable to repay such funding. Concurrently, the agreement by ChinaCache Beijing through the exclusive business cooperation agreements to provide unlimited financial support to these two VIEs were cancelled.

ChinaCache Beijing also assigned the power of attorney agreement to ChinaCache Beijing’s shareholders or a party designated by ChinaCache Beijing’s shareholders, to whom it granted an irrevocable proxy of the voting rights underlying their respective equity interests in the VIEs, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of Shanghai JNet (Note 4(b)) and Beijing Jingtian pursuant to the power of attorney agreement and the obligation to absorb the expected losses of Shanghai JNet (Note 4(b)) and Beijing Jingtian through the unlimited financial support, ChinaCache Beijing ceased to be the primary beneficiary and the Company became the primary beneficiary of these two VIEs in May, 2010. Similarly, the Company, which now has both the power to direct the activities of Beijing Blue I.T. pursuant to the power of attorney agreement, as well as its continuing obligation to absorb the expected losses of Beijing Blue I.T., the Company continued to be the primary beneficiary of Beijing Blue I.T.

In April 2010, one of the original Nominee Shareholders of Shanghai JNet (Note 4(b)) transferred 9% of their equity interests in Shanghai JNet to three additional individual persons. Accordingly, these three new Nominee Shareholders also became parties to the above applicable agreements.

In the opinion of management and PRC counsel, (i) the ownership structure of the Company, and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the Company, who is the primary beneficiary of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following financial information of the VIEs was included in the accompanying consolidated financial statements as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Total assets	342,297	367,856	58,446
Total liabilities	193,870	145,704	23,151

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Net revenue	247,837	378,287	600,203	95,363
Net profit	70,363	118,590	126,796	20,146
(Loss) income from discontinued operations (including gain on disposal of Shanghai JNet (Note 4(b)))	(9,264)	592	31,977	5,081

(Loss) income from discontinued operations relates to the operations of Shanghai JNet that has been classified as discontinued operations upon the disposal of Shanghai JNet and the concurrent termination of the VIE Agreements (Note 4(b)).

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by operating activities	9,112	47,527	31,364	4,983
Net cash used in investing activities	(26,784)	(31,394)	(73,873)	(11,737)
Net cash provided by (used in) financing activities	6,938	(11,276)	—	—